INCOME TAXES - Disclosure of detailed information about deferred income tax asset (liability) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Deferred tax assets	$ 21,942	$ 15,166
Unrecognized deferred tax assets	(17,678)	(10,688)
Deferred tax liabilities	(4,708)	(4,909)
Net deferred income tax liabilities	(444)	(431)
Deferred income tax assets	81	105
Deferred income tax liabilities	(525)	(536)
Mineral expenditures and capital assets [Member]
Deferred tax assets:
Deferred tax assets	1,731	2,060
Share issue costs [Member]
Deferred tax assets:
Deferred tax assets	420	455
Non-capital losses and others [Member]
Deferred tax assets:
Deferred tax assets	$ 19,791	$ 12,651